Company Liquidity, Operations and Management's Plans - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 19, 2020
Line of Credit Facility [Line Items]
Revenue		$ 156,520,255	$ 128,840,991	$ 459,503,232	$ 360,664,280	$ 485,541,291	$ 145,894,832	$ 87,696,695
Term Loan Agreement with CRG Servicing, LLC (CRG)
Line of Credit Facility [Line Items]
Term loan, maximum borrowing capacity									$ 100,000,000.0
Term loan, amount drawn	$ 40,000,000.0	52,800,000		52,800,000		40,000,000.0
Transaction and financing costs netted	36,500,000
Term loan, remaining borrowing capacity in year 2	35,000,000.0	$ 12,800,000		12,800,000		35,000,000.0			35,000,000.0
Term loan, remaining borrowing capacity in year 3	$ 25,000,000.0					25,000,000.0			$ 25,000,000.0
Term loan, financial covenants, minimum liquidity should be maintained				5,000,000.0		5,000,000.0
Term loan, financial covenants, minimum annual consolidated revenue				395,000,000.0		395,000,000.0
Revenue				$ 459,500,000		$ 485,400,000